Leases (By Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease, right-of-use asset	$ 35,158	$ 0
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset	35,158	0
UNITED STATES
Leases [Abstract]
Operating lease, right-of-use asset	12,598	0
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset	12,598	0
Israel
Leases [Abstract]
Operating lease, right-of-use asset	22,560	0
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset	$ 22,560	$ 0